Monteagle Informed Investor Growth Fund
Investment Objective
The investment objective of the Monteagle Informed Investor Growth Fund (the “Fund”) is long term growth of capital.
Fees and Expenses of the Fund
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monteagle Informed Investor Growth Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Distributions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Monteagle Informed Investor Growth Fund
Management Fees	1.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Acquired (Underlying) Fund Fees and Expenses	0.05%	[1]
Total Annual Fund Operating Expenses	1.44%	[1]
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Monteagle Informed Investor Growth Fund | USD ($)	147	456	787	1,724

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 610% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in “growth stocks.” These are stocks that the Fund’s Sub-adviser believes demonstrate accelerating cash flows, profit margins and/or revenues. The Sub-adviser emphasizes companies where management and/or large outside investors (such as banks, insurance companies and mutual funds) are buyers or owners of the stock or where the company itself is repurchasing its own shares on the open market. Each of these types of investment professionals is considered an “Informed Investor.”

Investment decision-making for the Fund is triggered by detailed research analysis of such factors as a candidate company’s financial stability and strength, internal valuation and pricing ratios, sector leadership and, most significantly, the sustainability of the earnings growth rate. Similar factors determine when a security is sold. In this regard, the Sub-adviser uses a strict sell discipline. The discipline has sell signals: sell-stops protect profits and minimize future losses; sell signal when stock’s “Loss Limit” price safeguard is violated; and sell signal on any advancing indicators of a company’s fundamental breakdown. A consequence of the Sub-adviser’s strategy, under certain market conditions, is high turnover. The Sub-adviser sees active trading as necessary to address market disturbances, volatility and the like.

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies, but may invest in companies of any size. Although the Fund will not concentrate in any one industry, it is anticipated that the Fund’s portfolio will focus on a small, select group of industries (“growth industries”) which the Fund’s Sub-adviser believes offer superior growth opportunities based on overall economic trends.

The Fund may also invest a portion of its assets in broad market index exchange traded funds (“ETFs”). From time to time, the Fund’s Sub-adviser may determine that only a limited number of companies meet the criteria for investment described above. At such times, all or a significant portion of the Fund’s assets may be invested in ETFs, money market instruments (including money market mutual funds) or repurchase agreements for an extended period of time. However, the Fund currently does not invest in leveraged or other ETFs that create exposure for the Fund to “commodity interests” as defined in the Commodity Exchange Act that would cause the Fund to be considered a “commodity pool” under that Act.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Volatility Risk. Because the Fund will emphasize various industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

Small and Mid-Capitalization Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

Other Investment Company Securities and ETFs Risk. When the Fund invests in another mutual fund or ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). ETFs are subject to additional risks such as the fact that its shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers, which could be viewed as riskier than a diversified fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past five full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2017 was 10.31%.

During the period shown in the bar chart, the highest quarterly return was 17.42% (for the quarter ended September 30, 2009) and the lowest return was -10.69% (for the quarter ended September 30, 2011).

Average Annual Total Returns For Period Ended December 31, 2016

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns - Monteagle Informed Investor Growth Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	5.64%	10.01%	9.85%	Apr. 03, 2008
Institutional Class | After Taxes on Distributions	4.07%	6.37%	6.40%	Apr. 03, 2008
Institutional Class | After Taxes on Distributions and Sales	3.56%	6.39%	6.46%	Apr. 03, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	11.93%	14.62%	8.53%	Apr. 03, 2008